Stockholders' Equity - Schedule of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 354,169	$ 384,662	$ 370,130
Location, Statement of Income, Balance: us-gaap:CostOfGoodsAndServicesSold | Platform Segment [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	1,218	1,455	1,478
Location, Statement of Income, Balance: us-gaap:CostOfGoodsAndServicesSold | Devices
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	270	1,373	3,761
Location, Statement of Income, Balance: us-gaap:GeneralAndAdministrativeExpense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	88,484	97,605	86,540
Location, Statement of Income, Balance: us-gaap:ResearchAndDevelopmentExpense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	136,815	146,673	147,989
Location, Statement of Income, Balance: us-gaap:SellingAndMarketingExpense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 127,382	$ 137,556	$ 130,362